Other costs and other income - Other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	R (1,761)	R (1,609)	R (1,378)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(798)	(486)	0
Corporate and social investment costs	(352)	(405)	(149)
Cost incurred on employee and community trusts	(364)	(204)	(469)
Onerous contract provision	0	(200)	(1,865)
Exploration costs	(4)	(36)	(183)
Non-mining royalties	(20)	(73)	(84)
Strike related costs	0	0	(3)
Service entity costs	(370)	(466)	(366)
Other	(1,140)	(1,243)	(1,361)
Total other costs	(4,809)	(4,722)	(5,858)
Cooke
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	(1,132)	(970)	(883)
Burnstone
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	(206)	(194)
Sandouville
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	R (194)
Kloof
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance		(340)	(117)
Marikana
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance		R (69)	R (103)